Acquisitions - Additional Information (Details)							1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 08, 2021 USD ($) shares	Jul. 02, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 08, 2021 USD ($)	May 06, 2021 USD ($)	Nov. 12, 2020 USD ($) Dispensary shares	Oct. 31, 2020 USD ($) shares	Sep. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018
Business Combination And Asset Acquisition [Line Items]
Cash											$ 119,600,000	$ 65,000,000.0	$ 96,700,000	$ 46,400,000	$ 12,100,000
Transaction costs related to acquisition													460,000
Business combination, total consideration													1,387,000
PurePenn, LLC and Pioneer Leasing & Consulting, LLC
Business Combination And Asset Acquisition [Line Items]
Acquired membership interests percentage						100.00%
Upfront payment						$ 48,700,000
Equity interests acquired, fair value						$ 29,700,000
Equity interests acquired, number of shares | shares						1,298,964
Payment of cash						$ 19,000,000							19,000,000
Business acquisition potential earn-out payment maximum shares to be issued on achievement of EBITDA milestone | shares						2,405,488
Transaction costs related to acquisition						$ 1,800,000		$ 1,800,000			1,800,000
Business combination, increase (decrease) in contingent consideration payable						(3,000,000.0)			$ 2,700,000
Goodwill, period increase (decrease)						(3,000,000.0)			2,700,000
Business combination, total consideration						95,662,000							96,000,000
Adjustment to the deferred tax liability to Increase (decrease) of goodwill								600,000
PurePenn, LLC and Pioneer Leasing & Consulting, LLC | Pennsylvania
Business Combination And Asset Acquisition [Line Items]
Upfront payment						46,000,000
Equity interests acquired, fair value						$ 27,000,000
Equity interests acquired, number of shares | shares						1,780,061
Keystone Relief Centers LLC
Business Combination And Asset Acquisition [Line Items]
Acquired membership interests percentage						100.00%
Equity interests acquired, fair value			$ 1,000,000.0			$ 11,000,000.0			1,000,000.0
Equity interests acquired, number of shares | shares						481,097
Payment of cash						$ 10,000,000							10,000,000
Business acquisition potential earn-out payment maximum shares to be issued on achievement of EBITDA milestone | shares						721,647
Transaction costs related to acquisition						$ 900,000		900,000			$ 900,000
Business combination, increase (decrease) in contingent consideration payable									200,000
Goodwill, period increase (decrease)									200,000	$ (3,800,000)
Number of medical marijuana dispensaries | Dispensary						3
Upfront purchase price						$ 21,000,000.0
Business combination, increase in contingent consideration intangible assets										$ 3,800,000
Goodwill, period increase (decrease) initial valuation									1,000,000.0
Business combination, total consideration						36,877,000							35,715,000
Adjustment to the deferred tax liability to Increase (decrease) of goodwill								1,200,000
Keystone Relief Centers LLC | Pennsylvania
Business Combination And Asset Acquisition [Line Items]
Equity interests acquired, fair value						$ 10,000,000
Number of medical marijuana dispensaries | Dispensary						3
Upfront purchase price						$ 20,000,000
PurePenn and Solevo Wellness [Member]
Business Combination And Asset Acquisition [Line Items]
Business Acquisitions,Unaudited proforma revenue													575,200,000
Business Acquisitions,Unaudited Net Income													75,700,000
The Healing Corner, Inc [Member]
Business Combination And Asset Acquisition [Line Items]
Payment of cash													19,900,000
Transaction costs related to acquisition													300,000
Business combination, total consideration													19,900,000
Leef Industries LLC [Member]
Business Combination And Asset Acquisition [Line Items]
Percentage of membership interests acquired																80.00%
Percentage of payment occurred in 2019																19.00%
Percentage of payment for remaining balance made in 2020																1.00%
Transaction costs													25,000
Payment of cash													3,250,000
Business combination, total consideration													$ 4,025,000
PCMV
Business Combination And Asset Acquisition [Line Items]
Equity interests acquired, number of shares holdback as security for indemnity claims | shares		10,879					10,881
Equity interests acquired, number of shares holdback period as security for indemnity claims		6 months					6 months
Equity interests acquired, fair value		$ 10,000,000.0					$ 4,700,000
Equity interests acquired, number of shares | shares		258,383					258,383
Anna Holdings, LLC
Business Combination And Asset Acquisition [Line Items]
Acquired membership interests percentage	100.00%
Equity interests acquired, fair value	$ 35,400,000
Equity interests acquired, number of shares | shares	1,009,336
Payment of cash	$ 20,300,000
Business combination, total consideration	55,600,000
Business combination, contingent consideration on enactment, adoption or approval	5,000,000.0
Business combination, contingent consideration liability	$ 0
Dispensary License
Business Combination And Asset Acquisition [Line Items]
Definite-lived intangible assets, useful life													15 years
Dispensary License | PCMV
Business Combination And Asset Acquisition [Line Items]
Definite-lived intangible assets, useful life		15 years
Dispensary License | Anna Holdings, LLC
Business Combination And Asset Acquisition [Line Items]
Definite-lived intangible assets, useful life	15 years
Nature's Remedy of Massachusetts, Inc.
Business Combination And Asset Acquisition [Line Items]
Total consideration			16,162,000
Cash			$ 7,000,000
Number of shares issued | shares			237,881
Transaction costs			$ 23,000
Deferred tax liability			4,356,000						4,356,000
Asset acquisition, increase (decrease) in fair value of equity consideration								2,600,000
Equity interest consideration, fair value			9,100,000
Nature's Remedy of Massachusetts, Inc. | Maximum
Business Combination And Asset Acquisition [Line Items]
Transaction costs			$ 100,000
Nature's Remedy of Massachusetts, Inc. | Dispensary License
Business Combination And Asset Acquisition [Line Items]
Definite-lived intangible assets, useful life			15 years
Definite lived intangible assets			$ 19,630,000						$ 19,630,000
Solevo Wellness West Virginia, LLC
Business Combination And Asset Acquisition [Line Items]
Percentage of membership interests acquired				100.00%
Total consideration								800,000
Cash								$ 200,000
Number of shares issued | shares								11,658
Debt forgiveness				$ 100,000
Asset acquisition, increase (decrease) in fair value of equity consideration								$ (100,000)
Equity interest consideration, fair value								400,000
Solevo Wellness West Virginia, LLC | Maximum
Business Combination And Asset Acquisition [Line Items]
Transaction costs				100,000
Solevo Wellness West Virginia, LLC | Dispensary License
Business Combination And Asset Acquisition [Line Items]
Total consideration				$ 800,000
Definite-lived intangible assets, useful life				15 years
Definite lived intangible assets				$ 1,000,000.0
Deferred tax liability				$ 200,000
Mountaineer Holding, LLC
Business Combination And Asset Acquisition [Line Items]
Percentage of membership interests acquired					100.00%
Total consideration								5,500,000
Cash								$ 3,000,000.0
Number of shares issued | shares								60,342
Asset acquisition, increase (decrease) in fair value of equity consideration								$ (500,000)
Equity interest consideration, fair value								$ 2,500,000
Mountaineer Holding, LLC | Cultivation Permit and Dispensary Permits
Business Combination And Asset Acquisition [Line Items]
Total consideration					$ 5,500,000
Definite-lived intangible assets, useful life					15 years
Definite lived intangible assets					$ 7,000,000.0
Deferred tax liability					$ 1,500,000